Note 6 - Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount		$ 2,369	$ 4,757
Current Income Tax Expense (Benefit)	$ 0	0	0
Deferred Income Tax Expense (Benefit)	0	0	$ 0
Unrecognized Tax Benefits	0	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	0	0
Unrecognized Tax Benefits, Period Increase (Decrease)	0
Profit or Loss Against the Deferred Tax Assets of Subsidiaries with Cumulative Losses [Member]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 4,757	2,792
Group’s Additional Investment in Wanchun Pharma [Member]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount		$ (423)
Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent, Foreign	35.00%
Operating Loss Carryforwards	$ 17,853
Operating Loss Carryforwards, Term	20 years
Foreign Tax Authority [Member] | Australian Taxation Office [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent, Foreign	30.00%
Foreign Tax Authority [Member] | Inland Revenue, Hong Kong [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent, Foreign	16.50%
Foreign Tax Authority [Member] | State Administration of Taxation, China [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent, Foreign	25.00%
Operating Loss Carryforwards	$ 648
Operating Loss Carryforwards, Term	5 years
Operating Loss Carryforwards, Amount Expire in 2020	$ 617